Financial Instruments - Schedule of Value at Risk Pre-tax (Detail) - Commodity Price Risk [Member] - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Global Oil [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Value At Risk	$ 28	$ 25
North America Gas and Power [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Value At Risk	11	11
Europe Gas and Power [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Value At Risk	3	3
Carbon-Emission Rights [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Value At Risk	$ 2	$ 1